RELATED PARTIES (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Aug. 09, 2022	Jul. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from issuance of convertible notes, net		$ 8,480,000				$ 7,533,915	$ 4,549,842	$ 14,029,842	$ 1,000,000
Debt Instrument, Face Amount				$ 8,855,142		8,855,142		14,032,528	4,400,000
Share-Based Payment Arrangement, Noncash Expense						855,160	105,026	121,764	178,679
Stock Issued During Period, Value, New Issues
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues	46,062
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash compensation								30,909	129,890
Accounts Payable								0	12,989
Debt Instrument, Face Amount								$ 0	100,000
Share-Based Payment Arrangement, Noncash Expense					$ 3,584		$ 43,898
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from issuance of convertible notes, net									$ 2,500,000
Chief Executive Officer And Board Member [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues			46,062
Stock Issued During Period, Value, New Issues			$ 800,000